DISPOSITIONS AND ACQUISITIONS (Pro Forma) (Details) - USD ($)	3 Months Ended							12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Revenues											$ 23,075,000,000
Operating income											6,267,000,000
Income from continuing operations											3,626,000,000
Net income attributable to FCX common stockholders											$ 2,825,000,000
Net income per share attributable to FCX common stockholders, basic											$ 2.71
Net income per share attributable to FCX common stockholders, diluted											$ 2.70
Business Combination, Acquisition Related Costs, Including Acquiree Costs											$ 519,000,000
Income Tax Expense (Benefit) Adjustments								$ (1,374,000,000)	[1]	$ 0	199,000,000	[2]
Income Tax Expense (Benefit), Changes in Deferred Tax Liabilities and Deferred Tax Asset Valuation Allowances	$ 1,400,000,000	$ 1,100,000,000	$ 305,000,000	$ 458,000,000	$ 22,000,000	$ 5,000,000	$ 57,000,000	3,300,000,000		84,000,000	190,000,000
Gain on investment in McMoRan Exploration Co. (MMR)								$ 0		$ 0	128,000,000
Gain (Loss) on Disposition of Oil and Gas Property											$ 77,000,000

[1]	Adjustments include net provisions of $1.2 billion associated with an increase in the beginning of the year valuation allowance related to the impairment of U.S. oil and gas properties and $0.2 billion resulting from the termination of PT-FI's Delaware domestication reflecting a $1.5 billion reduction in deferred tax assets during the year, partially offset by a $1.3 billion reduction in the beginning of the year valuation allowance.
[2]	As a result of the oil and gas acquisitions, FCX recognized a net benefit of $199 million, consisting of $190 million associated with net reductions in the beginning of the year valuation allowances, $69 million related to the release of the deferred tax liability on PXP's investment in MMR common stock and $16 million associated with the revaluation of state deferred tax liabilities, partially offset by income tax expense of $76 million associated with the write off of deferred tax assets related to environmental liabilities.